UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-3430
Oppenheimer U.S. Government Trust
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: August 31
Date of reporting period: 02/28/2010

Item 1. Reports to Stockholders.

February 28, 2010

Oppenheimer

U.S. Government Trust

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

Source: "Best Mutual Fund Families," *Barron's*, February 1, 2010. See page 2 for specific information on the methodology used to determine the rankings in the Barron's/Lipper Best Mutual Fund Families survey. ***Past performance does not guarantee future results.***

OppenheimerFunds®
The Right Way to Invest

February 28, 2010 Oppenheim er Management U.S . Government Commentaries and Trust Semiannual Report M A N A G E M E N T CO M M E N TA R I E S An Interview with Your Fund’s Managers S E M I A N N UA L R E P O RT Listing of Top Hold in gs Listing of Investments Financia l Statements I n the Barron’s/Lip per Best Mutual Fund Families Survey, based on 2009 performance, OppenheimerFunds was ranked 7 out of 61 mutual f u nd f a milies. Source: “Best Mutual Fund Famil ie s,” Barron’s, February 1, 2010. See page 2 for specif ic in formation on the methodolo gy used to determin e the rankings in the Barron’s/Lipper Best Mutual Fund Families survey. Past performance does not guarantee future result s. 1234

TOP HOLDINGS AND ALLOCATIONS
Portfolio Allocation

Mortgage Backed Obligations:
Government Agency Bonds	62.1%
Non-Agency	10.2
U.S. Government Bonds	16.0
Cash Equivalents	8.3
Other Bonds	3.4
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2010, and are based on the market value of invested assets. The allocations exclude holdings in OFI Liquid Assets Fund, LLC.
Credit Allocation

Agency	67.0%
AAA	29.2
AA	0.6
A	0.1
BBB	0.5
BB	0.9
B	0.6
CCC	1.1
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2010, and are dollar-weighted based on the market value of invested assets. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category. Credit allocation includes rated securities and those not rated by a national rating organization but which have been assigned a rating by the Manager for internal purposes in categories similar to those of the rating agencies. The allocations exclude holdings in OFI Liquid Assets Fund, LLC.
9 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks and other charges and expenses carefully before investing. The Fund’s prospectus, and if available, the Fund’s summary prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus, and if available, summary prospectus, carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 8/16/85. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 7/21/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year), and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 5/18/98. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
10 | OPPENHEIMER U.S. GOVERNMENT TRUST

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
11 | OPPENHEIMER U.S. GOVERNMENT TRUST

FUND EXPENSES Unaudited / Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	September 1, 2009	February 28, 2010	February 28, 2010

Actual
Class A	$1,000.00	$1,043.60	$4.57
Class B	1,000.00	1,040.90	8.38
Class C	1,000.00	1,040.90	8.38
Class N	1,000.00	1,042.30	5.84
Class Y	1,000.00	1,046.30	2.90

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.33	4.52
Class B	1,000.00	1,016.61	8.28
Class C	1,000.00	1,016.61	8.28
Class N	1,000.00	1,019.09	5.77
Class Y	1,000.00	1,021.97	2.86
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 28, 2010 are as follows:

Class	Expense Ratios

Class A	0.90%
Class B	1.65
Class C	1.65
Class N	1.15
Class Y	0.57
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

	Principal
	Amount	Value

Asset-Backed Securities—4.0%
AmeriCredit Prime Automobile Receivables Trust 2010-1, Automobile Receivables Nts., Series 2010-1, Cl. A2, 0.98%, 1/15/13	$1,105,000	$1,104,819
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 0.709%, 5/25/34[1]	3,208,688	2,636,592
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates, Series 2006-M3, Cl. A2B, 0.329%, 9/25/36[1]	1,053,729	447,496
Bank of America Credit Card Trust, Credit Card Asset-Backed Certificates, Series 2006-A16, Cl. A16, 4.72%, 5/15/13	7,095,000	7,318,590
Capital Auto Receivables Asset Trust 2008-2, Automobile Asset-Backed Securities, Series 2008-2, Cl. A2A, 3.74%, 3/15/11	352,414	353,276
Capital One Multi-Asset Execution Trust, Credit Card Asset-Backed Certificates, Series 2009-A2, Cl. A2, 3.20%, 6/15/11	2,980,000	3,065,605
CIT Equipment Collateral, Asset-Backed Certificates, Series 2009-VT1, Cl. A2, 2.20%, 10/15/10[2]	2,747,478	2,758,152
CNH Equipment Trust, Asset-Backed Certificates, Series 2009-B, Cl. A3, 2.97%, 3/15/13	3,960,338	4,021,809
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36[1]	1,286,296	1,062,324
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36[1]	728,121	636,277
DT Auto Owner Trust, Automobile Receivables Nts., Series 2009-1, Cl. A1, 2.98%, 10/15/15	2,426,303	2,424,019
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series 2000-A, Cl. B, 8/15/25[3,4]	4,550,157	—
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates, Series 2006-FF10, Cl. A3, 0.319%, 7/25/36[1]	1,558,925	1,496,102
Ford Credit Auto Lease Trust, Automobile Receivable Nts., Series 2010-A, Cl. A, 1.04%, 3/15/13[4]	2,355,000	2,355,000
Ford Credit Auto Owner Trust, Automobile Receivables Nts., Series 2009-B, Cl. A2, 2.10%, 11/15/11	5,605,000	5,634,246
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35	158,524	157,925
Option One Mortgage Loan Trust 2006-2, Asset-Backed Certificates, Series 2006-2, Cl. 2A2, 0.329%, 7/1/36[1]	1,831,739	1,223,922
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36[1]	1,020,208	948,922
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates, Series 2006-KS7, Cl. A2, 0.329%, 9/25/36[1]	1,176,450	1,136,529
SSB RV Trust 2001-1, Recreational Vehicles Mtg. Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18	1,144,653	1,149,645
Structured Asset Securities Corp., Interest-Only Stripped Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 21.402%, 2/25/32[5]	11,254,969	1,149,588
F1 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Asset-Backed Securities Continued
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 0.329%, 7/25/36[1]	$277,461	$275,793

Total Asset-Backed Securities (Cost $48,048,979)		41,356,631

Mortgage-Backed Obligations—83.9%
Government Agency—72.1%
FHLMC/FNMA/FHLB/Sponsored—67.0%
Federal Home Loan Bank, Mtg.-Backed Obligations, Series 5G-2012, Cl. 1, 4.97%, 2/24/12	3,065,954	3,233,871
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19	203,887	214,242
5%, 7/15/33-6/15/34	5,892,212	6,149,870
5.50%, 9/1/39	10,102,368	10,694,417
6%, 7/15/24	4,532,461	4,898,282
6.50%, 4/15/18-4/1/34	3,670,028	3,976,239
7%, 8/15/16-10/1/31	7,138,703	7,883,087
7.50%, 9/15/12-4/25/36	3,942,501	4,444,403
8%, 4/1/16	697,918	764,142
9%, 8/1/22-5/1/25	172,912	192,967
11.50%, 6/15/20-12/3/20	130,739	145,048
12.50%, 7/15/19	30,025	35,056
13%, 8/15/15	31,713	37,245
14%, 2/14/11	2,501	2,597
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21	52,615	57,918
Series 1644, Cl. S, 3.278%, 12/15/23[1]	4,992,833	5,045,991
Series 2006-11, Cl. PS, 23.728%, 3/25/36[1]	1,113,352	1,564,317
Series 2043, Cl. ZP, 6.50%, 4/15/28	3,611,209	3,884,980
Series 2116, Cl. ZA, 6%, 1/15/29	3,204,737	3,490,830
Series 2148, Cl. ZA, 6%, 4/15/29	5,206,472	5,636,002
Series 2220, Cl. PD, 8%, 3/15/30	242,840	269,260
Series 2326, Cl. ZP, 6.50%, 6/15/31	552,192	599,503
Series 2344, Cl. FP, 1.181%, 8/15/31[1]	767,863	776,476
Series 2368, Cl. PR, 6.50%, 10/15/31	2,487,515	2,728,134
Series 2427, Cl. ZM, 6.50%, 3/15/32	2,087,869	2,267,154
Series 2435, Cl. EQ, 6%, 5/15/31	398,588	402,038
Series 2451, Cl. FD, 1.231%, 3/15/32[1]	573,356	581,426
Series 2461, Cl. PZ, 6.50%, 6/15/32	1,309,141	1,442,380
Series 2464, Cl. FI, 1.231%, 2/15/32[1]	629,435	636,295
Series 2465, Cl. PG, 6.50%, 6/15/32	1,950,893	2,140,595
Series 2470, Cl. LF, 1.231%, 2/15/32[1]	631,286	639,480
Series 2471, Cl. FD, 1.231%, 3/15/32[1]	1,105,466	1,119,263
Series 2500, Cl. FD, 0.731%, 3/15/32[1]	834,481	833,085
Series 2517, Cl. GF, 1.231%, 2/15/32[1]	500,297	506,605
Series 2526, Cl. FE, 0.631%, 6/15/29[1]	1,091,842	1,087,101
Series 2530, Cl. FD, 0.731%, 2/15/32[1]	1,298,953	1,295,720
F2 | OPPENHEIMER U.S. GOVERNMENT TRUST

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2538, Cl. F, 0.831%, 12/15/32[1]	$1,711,572	$1,712,974
Series 2551, Cl. FD, 0.631%, 1/15/33[1]	808,249	804,678
Series 2551, Cl. LF, 0.731%, 1/15/33[1]	79,986	79,877
Series 2641, Cl. CE, 3.50%, 9/15/25	5,053	5,055
Series 2648, Cl. JE, 3%, 2/1/30	6,511,556	6,561,679
Series 2750, Cl. XG, 5%, 2/1/34	8,950,000	9,240,032
Series 2754, Cl. PE, 5%, 2/15/34	5,000,000	5,165,429
Series 2764, Cl. UG, 5%, 3/1/34	8,261,000	8,546,630
Series 2844, Cl. PE, 5%, 8/15/34	7,500,000	7,725,578
Series 2857, Cl. MG, 5%, 9/1/34	4,970,000	5,123,071
Series 2890, Cl. PE, 5%, 11/1/34	9,070,000	9,329,091
Series 2939, Cl. PE, 5%, 2/15/35	9,198,000	9,472,298
Series 2947, Cl. HE, 5%, 3/1/35	3,990,000	4,114,028
Series 3015, Cl. GM, 5%, 8/1/35	8,440,000	8,678,195
Series 3019, Cl. MD, 4.75%, 1/1/31	4,483,781	4,686,057
Series 3022, Cl. HU, 5%, 8/1/35	8,000,000	8,219,623
Series 3033, Cl. UD, 5.50%, 10/1/30	4,554,000	4,830,240
Series 3035, Cl. DM, 5.50%, 11/15/25	721,546	726,772
Series 3057, Cl. LG, 5%, 10/15/35	5,000,000	5,145,956
Series 3094, Cl. HS, 23.538%, 6/15/34[1]	665,817	868,814
Series 3134, Cl. FA, 0.531%, 3/15/36[1]	14,172,239	14,139,545
Series 3242, Cl. QA, 5.50%, 3/1/30	2,392,475	2,512,960
Series 3279, Cl. PH, 6%, 2/1/27	13,035,000	13,450,220
Series R013, Cl. AB, 6%, 12/1/21	3,790,133	3,975,469
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 9.695%, 2/1/28[5]	298,309	67,736
Series 205, Cl. IO, 9.877%, 9/1/29[5]	1,890,588	523,160
Series 206, Cl. IO, 0%, 12/1/29[5,6]	508,132	93,185
Series 2074, Cl. S, 51.563%, 7/17/28[5]	382,275	57,541
Series 2079, Cl. S, 63.687%, 7/17/28[5]	633,784	95,304
Series 2122, Cl. S, 46.514%, 2/15/29[5]	2,617,610	474,097
Series 224, Cl. IO, 0%, 3/1/33[5,6]	1,898,205	423,005
Series 2304, Cl. SK, 52.649%, 6/15/29[5]	2,489,708	391,593
Series 243, Cl. 6, 0.231%, 12/15/32[5]	915,016	161,864
Series 2493, Cl. S, 61.391%, 9/15/29[5]	559,385	99,655
Series 2526, Cl. SE, 39.861%, 6/15/29[5]	968,360	180,303
Series 2531, Cl. ST, 49.404%, 2/15/30[5]	143,176	8,386
Series 2802, Cl. AS, 99.999%, 4/15/33[5]	1,188,695	123,422
Series 2819, Cl. S, 53.216%, 6/15/34[5]	8,394,871	1,171,568
Series 2920, Cl. S, 78.273%, 1/15/35[5]	5,263,534	670,852
Series 3000, Cl. SE, 99.999%, 7/15/25[5]	5,586,939	567,843
Series 3004, Cl. SB, 99.999%, 7/15/35[5]	7,785,287	983,289
Series 3045, Cl. DI, 40.59%, 10/15/35[5]	15,569,644	1,818,667
Series 3110, Cl. SL, 99.999%, 2/15/26[5]	728,504	71,987
Series 3146, Cl. SA, 55.861%, 4/15/36[5]	19,104,668	2,763,238
F3 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn.:
4.50%, 5/25/18-6/1/20	$24,696,665	$26,019,762
4.50%, 3/1/40[7]	3,350,000	3,392,920
5%, 12/1/17-6/25/22	39,693,294	42,240,273
5%, 3/1/40[7]	42,622,000	44,213,676
5%, 9/25/18[8]	874,882	931,106
5.305%, 10/1/36	24,250,379	24,858,564
5.50%, 3/25/33-7/25/33	16,569,173	17,552,762
5.50%, 3/1/25-4/1/40[7]	51,189,000	53,897,345
6%, 6/25/30-3/1/37	39,065,733	41,681,323
6%, 3/1/25[7]	23,498,000	25,212,626
6%, 10/25/33[8]	3,914,914	4,211,154
6.50%, 6/25/17-1/1/34	23,427,090	25,418,681
7%, 11/1/17-11/25/35	16,027,513	17,755,972
7.50%, 2/25/27-8/25/33	11,216,017	12,625,814
7.50%, 11/25/29[8]	86,833	97,846
8%, 12/25/22	33,581	38,453
8.50%, 7/1/32	98,456	110,489
11%, 7/25/16	23,806	26,502
11.50%, 11/25/15	22,406	25,057
Federal National Mortgage Assn. Grantor Trust, Gtd. Trust Pass-Through Certificates, Trust 2001-T6, Cl. B, 6.088%, 5/25/11	10,000,000	10,517,882
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Trust 1992-161, Cl. H, 7.50%, 9/25/22	4,921,691	5,418,175
Trust 1992-34, Cl. G, 8%, 3/25/22	45,295	48,166
Trust 1993-87, Cl. Z, 6.50%, 6/25/23	1,461,912	1,613,871
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	1,147,268	1,251,832
Trust 2001-51, Cl. OD, 6.50%, 10/25/31	4,713,168	5,117,844
Trust 2001-69, Cl. PF, 1.229%, 12/25/31[1]	1,440,006	1,464,276
Trust 2002-29, Cl. F, 1.229%, 4/25/32[1]	710,611	722,634
Trust 2002-52, Cl. FD, 0.729%, 9/25/32[1]	702,267	702,488
Trust 2002-59, Cl. F, 0.629%, 9/25/32[1]	1,968,485	1,960,045
Trust 2002-60, Cl. FH, 1.229%, 8/25/32[1]	1,311,587	1,328,938
Trust 2002-64, Cl. FJ, 1.229%, 4/25/32[1]	218,743	222,449
Trust 2002-68, Cl. FH, 0.729%, 10/18/32[1]	422,202	421,560
Trust 2003-111, Cl. HF, 0.629%, 5/25/30[1]	3,504,084	3,487,615
Trust 2003-116, Cl. FA, 0.629%, 11/25/33[1]	498,108	496,129
Trust 2003-130, Cl. CS, 13.643%, 12/25/33[1]	699,858	773,235
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23	4,266,000	4,608,159
Trust 2003-26, Cl. XF, 0.679%, 3/25/23[1]	4,535,820	4,508,593
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	3,165,000	3,412,194
Trust 2003-89, Cl. XF, 0.629%, 11/25/32[1]	943,858	940,088
Trust 2004-72, Cl. FB, 0.729%, 9/25/34[1]	3,301,018	3,272,780
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44	2,960,678	3,198,909
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25	2,490,000	2,641,366
Trust 2005-104, Cl. MC, 5.50%, 12/25/25	4,700,000	5,065,151
Trust 2005-117, Cl. LA, 5.50%, 12/25/27	4,222,889	4,299,325
Trust 2005-22, Cl. EC, 5%, 10/1/28	1,550,402	1,618,211
F4 | OPPENHEIMER U.S. GOVERNMENT TRUST

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Trust 2005-25, Cl. PS, 27.154%, 4/25/35[1]	$3,403,583	$4,612,355
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	2,280,000	2,407,766
Trust 2005-69, Cl. LE, 5.50%, 11/1/33	9,449,217	10,074,804
Trust 2006-110, Cl. PW, 5.50%, 5/25/28	3,393,583	3,520,747
Trust 2006-24, Cl. DB, 5.50%, 4/25/26	7,090,000	7,527,528
Trust 2006-46, Cl. SW, 23.361%, 6/25/36[1]	738,300	1,001,379
Trust 2006-50, Cl. KS, 23.361%, 6/25/36[1]	2,120,686	2,654,670
Trust 2006-50, Cl. SK, 23.361%, 6/25/36[1]	2,676,445	3,392,311
Trust 2007-9, Cl. LE, 5.50%, 3/25/37	2,000,000	2,113,310
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 49.478%, 11/18/31[5]	2,589,855	390,010
Trust 2001-63, Cl. SD, 40.034%, 12/18/31[5]	908,460	143,175
Trust 2001-68, Cl. SC, 32.943%, 11/25/31[5]	627,442	95,636
Trust 2001-81, Cl. S, 38.37%, 1/25/32[5]	619,875	91,356
Trust 2002-28, Cl. SA, 40.128%, 4/25/32[5]	513,504	74,838
Trust 2002-38, Cl. SO, 59.39%, 4/25/32[5]	741,855	108,928
Trust 2002-39, Cl. SD, 44.182%, 3/18/32[5]	784,069	105,573
Trust 2002-41, Cl. S, 76.185%, 7/25/32[5]	2,673,012	440,610
Trust 2002-48, Cl. S, 37.496%, 7/25/32[5]	842,272	113,718
Trust 2002-52, Cl. SD, 41.569%, 9/25/32[5]	702,267	95,917
Trust 2002-52, Cl. SL, 37.907%, 9/25/32[5]	525,584	74,420
Trust 2002-53, Cl. SK, 42.139%, 4/25/32[5]	489,079	75,905
Trust 2002-56, Cl. SN, 40.195%, 7/25/32[5]	1,150,901	153,723
Trust 2002-77, Cl. IS, 51.793%, 12/18/32[5]	1,263,901	187,968
Trust 2002-77, Cl. JS, 47.709%, 12/18/32[5]	4,377,679	576,829
Trust 2002-77, Cl. SA, 39.293%, 12/18/32[5]	3,127,251	397,864
Trust 2002-77, Cl. SH, 45.984%, 12/18/32[5]	788,282	139,890
Trust 2002-9, Cl. MS, 36.69%, 3/25/32[5]	951,179	155,101
Trust 2003-23, Cl. ES, 83.166%, 10/25/22[5]	8,295,000	719,582
Trust 2003-25, Cl. IK, 28.017%, 4/1/33[5]	11,640,137	2,394,413
Trust 2003-33, Cl. SP, 55.798%, 5/25/33[5]	2,383,790	364,537
Trust 2003-4, Cl. S, 47.82%, 2/25/33[5]	1,525,885	236,247
Trust 2003-89, Cl. XS, 85.308%, 11/25/32[5]	2,535,908	258,698
Trust 2004-65, Cl. SA, 65.75%, 5/25/23[5]	4,758,663	373,759
Trust 2005-14, Cl. SE, 44.321%, 3/25/35[5]	4,925,427	535,819
Trust 2005-40, Cl. SB, 87.381%, 5/25/35[5]	3,647,063	537,433
Trust 2005-71, Cl. SA, 74.55%, 8/25/25[5]	3,671,976	401,411
Trust 2005-87, Cl. SE, 48.009%, 10/25/35[5]	11,544,984	1,349,786
Trust 2005-87, Cl. SG, 78.64%, 10/25/35[5]	11,409,392	1,448,871
Trust 2006-43, Cl. SJ, 74.193%, 6/25/36[5]	18,680,528	2,024,375
Trust 2006-51, Cl. SA, 61.156%, 6/25/36[5]	6,634,130	921,802
Trust 2006-60, Cl. DI, 42.418%, 4/25/35[5]	4,693,541	481,470
Trust 2009-106, Cl. SA, 23.883%, 1/25/40[5]	8,382,000	924,962
Trust 221, Cl. 2, 25.673%, 5/1/23[5]	1,547,913	360,045
Trust 252, Cl. 2, 27.74%, 11/1/23[5]	760,863	181,279
Trust 303, Cl. IO, 28.96%, 11/1/29[5]	5,932,555	1,512,178
F5 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 319, Cl. 2, 26.436%, 2/1/32[5]	$1,838,587	$402,060
Trust 321, Cl. 2, 5.61%, 4/1/32[5]	2,363,387	506,534
Trust 324, Cl. 2, 2.292%, 7/1/32[5]	1,058,573	228,073
Trust 328, Cl. 2, 2.978%, 12/1/32[5]	9,485,228	2,227,287
Trust 334, Cl. 12, 0.552%, 2/1/33[5]	3,691,428	673,442
Trust 339, Cl. 7, 1.212%, 7/1/33[5]	3,402,252	499,965
Trust 351, Cl. 10, 22.13%, 4/1/34[5]	2,623,833	497,537
Trust 351, Cl. 8, 4.075%, 4/1/34[5]	2,305,567	437,092
Trust 356, Cl. 10, 1.93%, 6/1/35[5]	1,975,257	364,141
Trust 356, Cl. 12, 0.273%, 2/1/35[5]	1,003,089	184,514
Trust 362, Cl. 12, 5.547%, 8/1/35[5]	2,915,539	530,856
Trust 362, Cl. 13, 5.449%, 8/1/35[5]	1,543,133	281,904
Trust 364, Cl. 15, 4.424%, 9/1/35[5]	2,730,683	496,484
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Trust 327, Cl. 1, 10.148%, 9/1/32[9]	512,683	442,979
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1995-2B, Cl. 2IO, 26.134%, 6/15/25[5]	6,255,922	63,289

		698,548,380

GNMA/Guaranteed—5.1%
Government National Mortgage Assn.:
4.375%, 5/9/17[1]	20,789	21,453
5%, 3/1/40[7]	43,070,000	43,817,006
6.50%, 11/29/23-12/30/23	87,298	93,880
7%, 1/29/28-2/8/30	529,653	591,645
7.50%, 3/2/22-11/29/26	344,448	388,808
8%, 9/29/16-8/29/28	116,224	133,052
8.50%, 8/1/17-12/15/17	321,068	352,227
9.50%, 7/30/18-12/30/19	7,571	8,712
10%, 8/29/17-8/30/19	61,250	68,800
10.50%, 12/30/15-12/30/20	197,361	222,843
11%, 11/8/19-8/8/20	180,344	202,101
11.50%, 3/2/13	2,692	2,905
12%, 12/30/12-3/30/14	3,742	4,192
12.50%, 1/30/14-3/2/14	16,465	18,913
13%, 4/30/11	1,745	1,835
13.50%, 5/15/11-1/30/13	4,684	5,462
14%, 6/30/11	1,279	1,407
Government National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29	5,160,204	5,836,682
Series 2000-12, Cl. ZA, 8%, 2/16/30	1,326,991	1,451,461
F6 | OPPENHEIMER U.S. GOVERNMENT TRUST

	Principal
	Amount	Value

GNMA/Guaranteed Continued
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 50.904%, 7/16/28[5]	$1,301,063	$201,794
Series 1998-6, Cl. SA, 68.633%, 3/16/28[5]	795,231	146,939

		53,572,117

Non-Agency—11.8%
Commercial—8.6%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2004-4, Cl. A3, 4.128%, 7/1/42	3,202,323	3,203,008
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, 0%, 6/22/24[5,6]	14,048,625	601,236
CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-Through Certificates, Series 2005-17, Cl. 1A8, 5.50%, 9/1/35	5,700,000	4,515,551
Citigroup Mortgage Loan Trust, Inc. 2006-AR1, Mtg.-Backed Pass-Through Certificates, Series 2006-AR1, Cl. 1A1, 4.90%, 10/25/35[1]	7,641,748	6,376,630
Credit Suisse Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-C3, Cl. A4, 5.723%, 6/1/39[1]	1,360,000	1,148,568
Credit Suisse First Boston Mortgage Securities Corp., Mtg. Pass-Through Certificates, Series 2001-SPGA, Cl. B, 6.662%, 8/13/18	10,767,000	10,141,251
CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37	6,146,824	4,547,991
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39	1,700,000	1,628,585
Heller Financial Commercial Mortgage Asset Corp., Interest-Only Commercial Mtg. Obligations, Series 2000-PH1, Cl. X, 0%, 1/17/34[5,6]	45,447,227	1,258,007
Impac CMB Trust Series 2005-4, Collateralized Asset-Backed Bonds, Series 2005-4, Cl. 1A1A, 0.769%, 5/25/35[1]	3,404,402	2,432,503
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP1, Cl. A4, 5.038%, 3/1/46[1]	5,000,000	5,112,690
Series 2007-LD11, Cl. A2, 5.803%, 6/15/49[1]	7,980,000	8,313,667
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49	1,940,000	1,918,021
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through Certificates, Series 2006-A7, Cl. 2A2, 5.759%, 1/1/37[1]	1,579,608	1,197,107
LB-UBS Commercial Mortgage Trust 2003-C8, Commercial Mtg. Pass-Through Certificates, Series 2003-C8, Cl. A4, 5.124%, 11/11/32	4,400,000	4,619,146
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2, 5.318%, 1/15/12	11,120,000	11,473,761
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/1/24[2]	319,396	237,079
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	2,373,726	2,045,988
F7 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Continued
Merrill Lynch Mortgage Trust 2003-KEY1, Mtg. Asset-Backed Certificates, Series 2003-KEY1, Cl. A4, 5.236%, 11/1/35	$6,600,000	$6,910,771
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ16, Cl. A4, 5.809%, 12/1/49	2,980,000	2,808,812
Structured Asset Securities Corp., Mtg. Pass-Through Certificates, Series 2002-AL1, Cl. B2, 3.45%, 2/25/32	2,829,365	1,235,719
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg. Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 2.871%, 2/1/35[1]	9,289,302	8,370,814

		90,096,905

Multifamily—0.5%
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through Certificates, Series 2005-10, Cl. A3, 4.33%, 10/1/35[1]	3,675,000	2,891,095
CHL Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. 2A1, 5.50%, 4/1/35	809,149	764,449
Merrill Lynch Mortgage Investors Trust 2005-A2, Mtg. Pass-Through Certificates, Series 2005-A2, Cl. A2, 2.80%, 2/1/35[1]	2,115,817	1,904,104

		5,559,648

Residential—2.7%
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg. Pass-Through Certificates, Series 2007-A1, Cl. 9A1, 4.557%, 2/1/37[1]	3,815,780	3,668,708
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-Through Certificates, Series 2005-J4, Cl. A7, 5.50%, 11/1/35	3,290,000	2,389,448
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 1A1, 5.554%, 6/1/47[1,4]	3,809,107	2,491,731
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through Certificates, Series 2007-HY4, Cl. 1A1, 6.016%, 9/1/47[1]	9,821,937	6,876,574
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg. Pass-Through Certificates, Series 2005-A1, Cl. 2A1, 3.106%, 12/25/34[1]	387,676	349,208
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through Certificates, Series MLCC 2006-3, Cl. 2A1, 6.069%, 10/25/36[1]	8,017,994	7,095,308
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	99,268	92,002
WaMu Mortgage Pass-Through Certificates 2000-1 Trust. Mtg. Pass-Through Certificates, Series 2000-1, Cl. M3, 1/25/40[1]	83,030	30,118
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through Certificates, Series 2007-HY1, Cl. 4A1, 5.39%, 2/1/37[1]	5,843,383	4,168,960
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1, 3.004%, 9/1/34[1]	363,326	356,534

		27,518,591

Total Mortgage-Backed Obligations (Cost $843,387,134)		875,295,641
F8 | OPPENHEIMER U.S. GOVERNMENT TRUST

	Principal
	Amount	Value

U.S. Government Obligations—18.6%
Federal Home Loan Bank Unsec. Bonds, 3.625%, 10/18/13[10]	$21,820,000	$23,151,216
Federal Home Loan Mortgage Corp. Nts.:
2.50%, 4/23/14	9,800,000	9,943,207
2.875, 2/9/15	44,335,000	45,028,621
Federal National Mortgage Assn. Nts.:
1.375%, 1/9/13[10]	27,000,000	26,983,449
3%, 9/16/14[10]	65,500,000	67,316,053
4.375%, 10/15/15	12,656,000	13,668,784
5.375%, 7/15/16	6,703,000	7,580,510

Total U.S. Government Obligations (Cost $190,335,237)		193,671,840

Short-Term Notes—5.7%
Federal Home Loan Bank:
0.06%, 3/1/10	49,515,000	49,515,000
0.09%, 3/19/10	10,000,000	9,999,575

Total Short-Term Notes (Cost $59,514,575)		59,514,575

	Shares

Investment Company—3.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[11,12] (Cost $40,865,000)	40,865,000	40,865,000
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $1,182,150,925)		1,210,703,687
Investments Purchased with Cash Collateral from Securities Loaned[13]—9.6%
OFI Liquid Assets Fund, LLC, 0.23%[11,12] (Cost $100,196,500)	100,196,500	100,196,500
Total Investments, at Value (Cost $1,282,347,425)	125.7%	1,310,900,187
Liabilities in Excess of Other Assets	(25.7)	(267,758,589)

Net Assets	100.0%	$1,043,141,598

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,995,231 or 0.29% of the Fund’s net assets as of February 28, 2010.

3.	Issue is in default. See Note 1 of accompanying Notes.

4.	Illiquid security. The aggregate value of illiquid securities as of February 28, 2010 was $4,846,731, which represents 0.46% of the Fund’s net assets. See Note 6 of accompanying Notes.
F9 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

5.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $39,945,565 or 3.83% of the Fund’s net assets as of February 28, 2010.

6.	The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

7.	When-issued security or delayed delivery to be delivered and settled after February 28, 2010. See Note 1 of accompanying Notes.

8.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $5,240,106. See Note 5 of accompanying Notes.

9.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $442,979 or 0.04% of the Fund’s net assets as of February 28, 2010.

10.	Partial or fully-loaned security. See Note 7 of accompanying Notes.

11.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	August 31, 2009	Additions	Reductions	February 28, 2010

OFI Liquid Assets Fund, LLC	100,752,500	104,466,500	105,022,500	100,196,500
Oppenheimer Institutional Money Market Fund, Cl. E	38,050,000	43,995,000	41,180,000	40,865,000

	Value	Income

OFI Liquid Assets Fund, LLC	$100,196,500	$21,379	[a]
Oppenheimer Institutional Money Market Fund, Cl. E	40,865,000	50,538

	$141,061,500	$71,917

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

12.	Rate shown is the 7-day yield as of February 28, 2010.

13.	The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7 of accompanying Notes.
Futures Contracts as of February 28, 2010 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

U.S. Long Bonds	Buy	1,136	6/21/10	$133,693,000	$2,649,833
U.S. Treasury Bonds, 10 yr.	Buy	315	6/21/10	37,007,578	400,693
U.S. Treasury Nts., 2 yr.	Sell	189	6/30/10	41,095,688	(60,469)
U.S. Treasury Nts., 5 yr.	Sell	573	6/30/10	66,432,188	(559,636)

					$2,430,421

F10 | OPPENHEIMER U.S. GOVERNMENT TRUST

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of February 28, 2010 based on valuation input level:

		Level 2—
	Level 1—	Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$41,356,631	$—	$41,356,631
Mortgage-Backed Obligations	—	875,295,641	—	875,295,641
U.S. Government Obligations	—	193,671,840	—	193,671,840
Short-Term Notes	—	59,514,575	—	59,514,575
Investment Company	40,865,000	—	—	40,865,000
Investments Purchased with Cash
Collateral from Securities Loaned	—	100,196,500	—	100,196,500

Total Investments, at Value	40,865,000	1,270,035,187	—	1,310,900,187

Other Financial Instruments:
Futures margins	961,653	—	—	961,653

Total Assets	$41,826,653	$1,270,035,187	$—	$1,311,861,840

Liabilities Table
Other Financial Instruments:
Futures margins	$(168,247)	$—	$—	$(168,247)

Total Liabilities	$(168,247)	$—	$—	$(168,247)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES Unaudited
February 28, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,141,285,925)	$1,169,838,687
Affiliated companies (cost $141,061,500)	141,061,500

1,310,900,187
Cash	496,471
Receivables and other assets:
Investments sold on a when-issued or delayed delivery basis	33,564,563
Interest, dividends and principal paydowns	5,331,641
Shares of beneficial interest sold	1,702,127
Futures margins	961,653
Other	103,246

Total assets	1,353,059,888

Liabilities
Return of collateral for securities loaned	100,196,500
Payables and other liabilities:
Investments purchased (including $204,184,687 purchased on a when-issued or delayed delivery basis)	206,672,611
Shares of beneficial interest redeemed	1,396,107
Dividends	440,148
Distribution and service plan fees	346,607
Trustees’ compensation	208,692
Futures margins	168,247
Transfer and shareholder servicing agent fees	144,725
Shareholder communications	66,695
Other	277,958

Total liabilities	309,918,290

Net Assets	$1,043,141,598

Composition of Net Assets
Par value of shares of beneficial interest	$113,831
Additional paid-in capital	1,044,023,832
Accumulated net investment loss	(1,130,965)
Accumulated net realized loss on investments	(30,848,283)
Net unrealized appreciation on investments	30,983,183

Net Assets	$1,043,141,598

F12 | OPPENHEIMER U.S. GOVERNMENT TRUST

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $651,005,167 and 71,056,795 shares of beneficial interest outstanding)	$9.16
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$9.62

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $67,762,273 and 7,406,150 shares of beneficial interest outstanding)	$9.15

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $132,849,964 and 14,524,195 shares of beneficial interest outstanding)	$9.15

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $42,068,486 and 4,592,140 shares of beneficial interest outstanding)	$9.16

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $149,455,708 and 16,251,416 shares of beneficial interest outstanding)	$9.20
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended February 28, 2010

Investment Income
Interest	$28,713,298
Fee income on when-issued securities	2,969,481
Dividends from affiliated companies	50,538
Income from investment of securities lending cash collateral, net—affiliated companies	21,379
Other income	20,141

Total investment income	31,774,837

Expenses
Management fees	2,848,026
Distribution and service plan fees:
Class A	776,008
Class B	344,476
Class C	645,922
Class N	99,818
Transfer and shareholder servicing agent fees:
Class A	655,551
Class B	153,886
Class C	159,933
Class N	85,903
Shareholder communications:
Class A	60,598
Class B	15,466
Class C	12,452
Class N	2,846
Class Y	3,213
Trustees’ compensation	18,682
Custodian fees and expenses	5,820
Other	53,753

Total expenses	5,942,353
Less waivers and reimbursements of expenses	(772,562)

Net expenses	5,169,791

Net Investment Income	26,605,046
F14 | OPPENHEIMER U.S. GOVERNMENT TRUST

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	$14,980,249
Closing and expiration of futures contracts	(6,334,255)

Net realized gain	8,645,994
Net change in unrealized appreciation on:
Investments	7,243,393
Futures contracts	1,671,937

Net change in unrealized appreciation	8,915,330

Net Increase in Net Assets Resulting from Operations	$44,166,370

See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER U.S. GOVERNMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	February 28, 2010	August 31,
	(Unaudited)	2009

Operations
Net investment income	$26,605,046	$65,049,384

Net realized gain (loss)	8,645,994	(86,051,362)

Net change in unrealized appreciation	8,915,330	29,345,103

Net increase in net assets resulting from operations	44,166,370	8,343,125

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(16,949,853)	—
Class B	(1,570,806)	—
Class C	(2,936,819)	—
Class N	(1,043,085)	—
Class Y	(4,104,557)	—

	(26,605,120)	—

Tax return of capital distribution from net investment income:
Class A	—	(37,678,402)
Class B	—	(3,917,817)
Class C	—	(6,902,958)
Class N	—	(2,312,806)
Class Y	—	(14,221,017)

	—	(65,033,000)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(8,050,384)	(18,191,756)
Class B	(7,517,040)	(16,500,391)
Class C	805,982	10,849,976
Class N	76,175	(6,799,321)
Class Y	3,430,043	(167,080,290)

	(11,255,224)	(197,721,782)

Net Assets
Total increase (decrease)	6,306,026	(254,411,657)

Beginning of period	1,036,835,572	1,291,247,229

End of period (including accumulated net investment loss of $1,130,965 and $1,130,891, respectively)	$1,043,141,598	$1,036,835,572

See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 28, 2010	Year Ended August 31,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$9.01	$9.32	$9.40	$9.41	$9.74	$9.89

Income (loss) from investment operations:
Net investment income[1]	.24	.48	.47	.43	.40	.40
Net realized and unrealized gain (loss)	.15	(.31)	(.08)	.03	(.30)	— [2]

Total from investment operations	.39	.17	.39	.46	.10	.40

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.24)	—	(.34)	(.45)	(.43)	(.42)
Distributions from net realized gain	—	—	—	—	—	(.11)
Tax return of capital distribution	—	(.48)	(.13)	(.02)	—	(.02)

Total dividends and/or distributions to shareholders	(.24)	(.48)	(.47)	(.47)	(.43)	(.55)

Net asset value, end of period	$9.16	$9.01	$9.32	$9.40	$9.41	$9.74

Total Return, at Net Asset Value[3]	4.36%	2.04%	4.12%	5.02%	1.16%	4.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$651,005	$648,096	$694,682	$602,743	$596,294	$661,163

Average net assets (in thousands)	$645,618	$697,010	$682,529	$586,872	$618,102	$670,487

Ratios to average net assets:[4]
Net investment income	5.29%	5.41%	4.95%	4.58%	4.26%	4.07%
Total expenses	1.04%[5]	1.02%[5]	1.00%	1.04%[5]	1.05%	1.06%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Portfolio turnover rate[6]	23%	109%	56%	65%	74%	95%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	1.04%
Year Ended August 31, 2009	1.02%
Year Ended August 31, 2007	1.04%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2010	$1,306,193,228	$1,356,395,051
Year Ended August 31, 2009	$4,625,764,360	$4,626,252,098
Year Ended August 31, 2008	$2,030,767,515	$1,878,460,184
Year Ended August 31, 2007	$1,773,680,463	$1,852,940,706
Year Ended August 31, 2006	$3,476,956,717	$3,692,200,123
Year Ended August 31, 2005	$5,959,020,148	$6,246,681,163
See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2010	Year Ended August 31,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$8.99	$9.31	$9.39	$9.40	$9.73	$9.88

Income (loss) from investment operations:
Net investment income[1]	.21	.41	.40	.36	.33	.32
Net realized and unrealized gain (loss)	.15	(.32)	(.08)	.03	(.30)	.01

Total from investment operations	.36	.09	.32	.39	.03	.33

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)	—	(.29)	(.38)	(.36)	(.35)
Distributions from net realized gain	—	—	—	—	—	(.11)
Tax return of capital distribution	—	(.41)	(.11)	(.02)	—	(.02)

Total dividends and/or distributions to shareholders	(.20)	(.41)	(.40)	(.40)	(.36)	(.48)

Net asset value, end of period	$9.15	$8.99	$9.31	$9.39	$9.40	$9.73

Total Return, at Net Asset Value[2]	4.09%	1.17%	3.36%	4.24%	0.41%	3.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$67,762	$74,066	$94,415	$117,997	$153,681	$209,494

Average net assets (in thousands)	$69,573	$84,223	$108,995	$133,925	$175,707	$231,801

Ratios to average net assets:[3]
Net investment income	4.55%	4.65%	4.19%	3.83%	3.50%	3.33%
Total expenses	2.06%[4]	1.97%[4]	1.84%	1.86%[4]	1.86%	1.84%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%

Portfolio turnover rate[5]	23%	109%	56%	65%	74%	95%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	2.06%
Year Ended August 31, 2009	1.97%
Year Ended August 31, 2007	1.86%

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2010	$1,306,193,228	$1,356,395,051
Year Ended August 31, 2009	$4,625,764,360	$4,626,252,098
Year Ended August 31, 2008	$2,030,767,515	$1,878,460,184
Year Ended August 31, 2007	$1,773,680,463	$1,852,940,706
Year Ended August 31, 2006	$3,476,956,717	$3,692,200,123
Year Ended August 31, 2005	$5,959,020,148	$6,246,681,163
See accompanying Notes to Financial Statements.
F18 | OPPENHEIMER U.S. GOVERNMENT TRUST

	Six Months
	Ended
	February 28, 2010	Year Ended August 31,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$8.99	$9.30	$9.38	$9.40	$9.72	$9.88

Income (loss) from investment operations:
Net investment income[1]	.20	.41	.40	.36	.33	.32
Net realized and unrealized gain (loss)	.16	(.31)	(.09)	.02	(.29)	— [2]

Total from investment operations	.36	.10	.31	.38	.04	.32

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.20)	—	(.28)	(.38)	(.36)	(.35)
Distributions from net realized gain	—	—	—	—	—	(.11)
Tax return of capital distribution	—	(.41)	(.11)	(.02)	—	(.02)

Total dividends and/or distributions to shareholders	(.20)	(.41)	(.39)	(.40)	(.36)	(.48)

Net asset value, end of period	$9.15	$8.99	$9.30	$9.38	$9.40	$9.72

Total Return, at Net Asset Value[3]	4.09%	1.28%	3.36%	4.13%	0.51%	3.27%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$132,850	$129,835	$125,320	$105,687	$100,630	$117,783

Average net assets (in thousands)	$130,447	$147,799	$120,688	$97,262	$105,608	$122,062

Ratios to average net assets:[4]
Net investment income	4.54%	4.67%	4.20%	3.83%	3.51%	3.33%
Total expenses	1.84%[5]	1.80%[5]	1.77%	1.83%[5]	1.83%	1.82%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%

Portfolio turnover rate[6]	23%	109%	56%	65%	74%	95%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	1.84%
Year Ended August 31, 2009	1.80%
Year Ended August 31, 2007	1.83%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2010	$1,306,193,228	$1,356,395,051
Year Ended August 31, 2009	$4,625,764,360	$4,626,252,098
Year Ended August 31, 2008	$2,030,767,515	$1,878,460,184
Year Ended August 31, 2007	$1,773,680,463	$1,852,940,706
Year Ended August 31, 2006	$3,476,956,717	$3,692,200,123
Year Ended August 31, 2005	$5,959,020,148	$6,246,681,163
See accompanying Notes to Financial Statements.
F19 | OPPENHEIMER U.S. GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2010	Year Ended August 31,
Class N	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$9.01	$9.32	$9.40	$9.41	$9.74	$9.89

Income (loss) from investment operations:
Net investment income[1]	.23	.45	.45	.41	.38	.37
Net realized and unrealized gain (loss)	.15	(.30)	(.09)	.03	(.30)	— [2]

Total from investment operations	.38	.15	.36	.44	.08	.37

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.23)	—	(.32)	(.43)	(.41)	(.39)
Distributions from net realized gain	—	—	—	—	—	(.11)
Tax return of capital distribution	—	(.46)	(.12)	(.02)	—	(.02)

Total dividends and/or distributions to shareholders	(.23)	(.46)	(.44)	(.45)	(.41)	(.52)

Net asset value, end of period	$9.16	$9.01	$9.32	$9.40	$9.41	$9.74

Total Return, at Net Asset Value[3]	4.23%	1.79%	3.87%	4.76%	0.91%	3.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,069	$41,287	$50,126	$41,268	$38,997	$41,127

Average net assets (in thousands)	$41,743	$44,941	$47,832	$38,701	$39,069	$38,200

Ratios to average net assets:[4]
Net investment income	5.04%	5.15%	4.70%	4.32%	4.01%	3.82%
Total expenses	1.48%[5]	1.48%[5]	1.39%	1.48%[5]	1.51%	1.53%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%

Portfolio turnover rate[6]	23%	109%	56%	65%	74%	95%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	1.48%
Year Ended August 31, 2009	1.48%
Year Ended August 31, 2007	1.48%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2010	$1,306,193,228	$1,356,395,051
Year Ended August 31, 2009	$4,625,764,360	$4,626,252,098
Year Ended August 31, 2008	$2,030,767,515	$1,878,460,184
Year Ended August 31, 2007	$1,773,680,463	$1,852,940,706
Year Ended August 31, 2006	$3,476,956,717	$3,692,200,123
Year Ended August 31, 2005	$5,959,020,148	$6,246,681,163
See accompanying Notes to Financial Statements.
F20 | OPPENHEIMER U.S. GOVERNMENT TRUST

	Six Months
	Ended
	February 28, 2010	Year Ended August 31,
Class Y	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$9.04	$9.35	$9.43	$9.45	$9.74	$9.89

Income (loss) from investment operations:
Net investment income[1]	.25	.50	.49	.45	.43	.43
Net realized and unrealized gain (loss)	.16	(.31)	(.08)	.03	(.27)	— [2]

Total from investment operations	.41	.19	.41	.48	.16	.43

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.25)	—	(.35)	(.48)	(.45)	(.45)
Distributions from net realized gain	—	—	—	—	—	(.11)
Tax return of capital distribution	—	(.50)	(.14)	(.02)	—	(.02)

Total dividends and/or distributions to shareholders	(.25)	(.50)	(.49)	(.50)	(.45)	(.58)

Net asset value, end of period	$9.20	$9.04	$9.35	$9.43	$9.45	$9.74

Total Return, at Net Asset Value[3]	4.63%	2.30%	4.39%	5.22%	1.75%	4.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$149,456	$143,552	$326,704	$191,306	$21,215	$2,681

Average net assets (in thousands)	$147,306	$253,331	$276,906	$54,034	$12,688	$2,524

Ratios to average net assets:[4]
Net investment income	5.62%	5.61%	5.20%	4.87%	4.58%	4.40%
Total expenses	0.57%[5]	0.67%[5]	0.65%	0.59%[5]	0.61%	0.58%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.57%	0.65%	0.64%	0.59%	0.61%	0.58%

Portfolio turnover rate[6]	23%	109%	56%	65%	74%	95%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods of less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	0.57%
Year Ended August 31, 2009	0.67%
Year Ended August 31, 2007	0.59%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2010	$1,306,193,228	$1,356,395,051
Year Ended August 31, 2009	$4,625,764,360	$4,626,252,098
Year Ended August 31, 2008	$2,030,767,515	$1,878,460,184
Year Ended August 31, 2007	$1,773,680,463	$1,852,940,706
Year Ended August 31, 2006	$3,476,956,717	$3,692,200,123
Year Ended August 31, 2005	$5,959,020,148	$6,246,681,163
See accompanying Notes to Financial Statements.
F21 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer U.S. Government Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek high current income consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s
F22 | OPPENHEIMER U.S. GOVERNMENT TRUST

closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery
F23 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of February 28, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$204,184,687
Sold securities	33,564,563
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of February 28, 2010 is as follows:

Cost	$4,550,157
Market Value	$—
Market Value as a % of Net Assets	0.00%
F24 | OPPENHEIMER U.S. GOVERNMENT TRUST

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As of February 28, 2010, there were no restrictions on the Fund’s ability to withdraw investments from LAF at will. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended August 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of August 31, 2009, the
F25 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Fund had available for federal income tax purposes post-October losses of $4,481,671 and unused capital loss carryforwards as follows:

Expiring

2014	$12,404,454
2015	4,710,993
2016	3,688,102
2017	12,785,195

Total	$33,588,744

As of February 28, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $29,424,421 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 28, 2010, it is estimated that the Fund will utilize $8,645,994 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,282,376,865
Federal tax cost of other investments	60,742,282

Total federal tax cost	$1,343,119,147

Gross unrealized appreciation	$53,612,189
Gross unrealized depreciation	(22,658,446)

Net unrealized appreciation	$30,953,743

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution
F26 | OPPENHEIMER U.S. GOVERNMENT TRUST

method with respect to their benefits under the Plan. During the six months ended February 28, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$4,904
Payments Made to Retired Trustees	14,645
Accumulated Liability as of February 28, 2010	119,565
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
F27 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	9,213,865	$83,939,586	37,738,232	$335,997,023
Dividends and/or distributions reinvested	1,612,935	14,710,300	3,681,034	32,388,561
Redeemed	(11,731,688)	(106,700,270)	(43,999,950)	(386,577,340)

Net decrease	(904,888)	$(8,050,384)	(2,580,684)	$(18,191,756)

Class B
Sold	1,009,465	$9,176,990	5,232,958	$46,401,441
Dividends and/or distributions reinvested	151,879	1,382,767	393,947	3,461,169
Redeemed	(1,990,194)	(18,076,797)	(7,536,018)	(66,363,001)

Net decrease	(828,850)	$(7,517,040)	(1,909,113)	$(16,500,391)

Class C
Sold	2,655,057	$24,137,108	12,577,950	$112,407,750
Dividends and/or distributions reinvested	265,928	2,421,317	619,816	5,441,571
Redeemed	(2,836,492)	(25,752,443)	(12,227,103)	(106,999,345)

Net increase	84,493	$805,982	970,663	$10,849,976

F28 | OPPENHEIMER U.S. GOVERNMENT TRUST

	Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Amount	Shares	Amount

Class N
Sold	857,789	$7,804,331	2,258,720	$20,091,609
Dividends and/or distributions reinvested	102,054	930,445	224,964	1,979,399
Redeemed	(952,400)	(8,658,601)	(3,278,446)	(28,870,329)

Net increase (decrease)	7,443	$76,175	(794,762)	$(6,799,321)

Class Y
Sold	1,656,446	$15,128,451	8,518,238	$76,611,786
Dividends and/or distributions reinvested	438,769	4,015,530	1,529,322	13,497,926
Redeemed	(1,722,764)	(15,713,938)	(29,097,339)	(257,190,002)

Net increase (decrease)	372,451	$3,430,043	(19,049,779)	$(167,080,290)

The Fund may participate in the ReFlow, LLC (“ReFlow”) liquidity program which is designed to provide an alternative source of funding to meet shareholder redemptions. ReFlow provides liquidity by being prepared to purchase Fund shares at the closing net asset value equal to the amount of the net redemptions on any given day. On subsequent days, when the Fund experiences net subscriptions, ReFlow redeems its holdings at the net asset value on that day, subject to maximum holding period restrictions of 28 days, set by ReFlow. The Fund will waive its transaction fees with respect to redemptions by ReFlow. When participating in the ReFlow program, the Fund pays ReFlow a fee equal to the value of shares purchased for the period held times a rate determined by a daily auction with other participating mutual funds in the ReFlow program. ReFlow is prohibited from acquiring more than 3% of the outstanding shares of the Fund and there is no assurance that ReFlow will have sufficient funds available to meet the Fund’s liquidity needs on a particular day. Fees incurred by the Fund during the period, if any, under the ReFlow liquidity program are included in “Other Expenses” per the Statement of Operations and fees payable by the Fund to ReFlow at period end, if any, are included in “Other Liabilities” per the Statement of Assets and Liabilities. As of February 28, 2010, ReFlow did not hold any shares of the Fund.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the six months ended February 28, 2010, were as follows:

	Purchases	Sales

Investment securities	$57,914,761	$108,488,467
U.S. government and government agency obligations	134,112,455	143,320,676
To Be Announced (TBA) mortgage-related securities	1,306,193,228	1,356,395,051
F29 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $300 million	0.600%
Next $100 million	0.570
Next $400 million	0.550
Next $1.2 billion	0.500
Over $2 billion	0.475
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2010, the Fund paid $1,062,549 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether
F30 | OPPENHEIMER U.S. GOVERNMENT TRUST

the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2009 were as follows:

Class B	$6,097,754
Class C	3,800,916
Class N	992,899
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

February 28, 2010	$136,990	$6,482	$78,377	$7,329	$1,001

Waivers and Reimbursements of Expenses. The Manager has voluntarily undertaken to limit the “Total expenses” for all classes of shares so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” as a percentage of average daily net assets will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. During the six months ended February 28, 2010, the Manager waived fees and/or reimbursed the Fund $426,112, $100,596, $117,663, $54,363 and $418 for Class A, Class B, Class C, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn after one year from the date of the Fund’s most recent prospectus.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn after one year from the date of the Fund’s most recent prospectus.
During the six months ended February 28, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$39,487
Class N	13,486
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended February 28, 2010, the Manager waived fees and/or reimbursed the Fund $20,437 for IMMF management fees.
F31 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time
F32 | OPPENHEIMER U.S. GOVERNMENT TRUST

period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
F33 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Valuations of derivative instruments as of February 28, 2010 are as follows:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives	Assets and			Assets and
not Accounted for as	Liabilities			Liabilities
Hedging Instruments	Location	Value		Location	Value

Interest rate contracts	Futures margins	$961,653	*	Futures margins	$168,247	*

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or Loss Recognized on Derivatives

Derivatives Not Accounted	Closing and expiration
for as Hedging Instruments	of futures contracts

Interest rate contracts	$(6,334,255)
Amount of Change in Unrealized Gain or Loss Recognized on Derivatives

Derivatives Not Accounted
for as Hedging Instruments	Futures contracts

Interest rate contracts	$1,671,937
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
F34 | OPPENHEIMER U.S. GOVERNMENT TRUST

     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
6. Illiquid Securities
As of February 28, 2010, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
7. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of February 28, 2010, the Fund had on loan securities valued at $98,470,210. Collateral of $100,196,500 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
8. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
F35 | OPPENHEIMER U.S. GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
9. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F36 | OPPENHEIMER U.S. GOVERNMENT TRUST

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
13 | OPPENHEIMER U.S. GOVERNMENT TRUST

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Krishna Memani and Peter Strzalkowski, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load general U.S. government funds including both funds advised by the Manager and funds advised by other investment advisers. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other general U.S. government funds and other funds with comparable asset levels and distribution features. The Board noted that the Manager has voluntarily undertaken to limit the total expenses for all classes of shares as a percentage of average daily net assets so that they will not exceed the following annual rates: 0.90% for the Class A shares; 1.65% for Class B and Class C shares, respectively; 1.15% for the Class N shares and 0.65% for the Class Y shares. The Manager may modify or
14 | OPPENHEIMER U.S. GOVERNMENT TRUST

terminate that undertaking at any time without notice to shareholders. The Board noted that the Fund’s actual management fees and total expenses were slightly lower than its peer group median although its contractual management fees were higher than its peer group median
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June and September 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
15 | OPPENHEIMER U.S. GOVERNMENT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
16 | OPPENHEIMER U.S. GOVERNMENT TRUST

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer U.S. Government Trust

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	04/07/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	04/07/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	04/07/2010